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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                    811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)         (Zip code)

Sheri Morris     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	04/30/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2016

Invesco Charter Fund
Nasdaq:
A: CHTRX ¡ B: BCHTX ¡ C: CHTCX ¡ R: CHRRX ¡ S: CHRSX ¡ Y: CHTYX ¡ R5: CHTVX R6: CHFTX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
10 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/15 to 4/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.26%
Class B Shares	-0.06
Class C Shares	-0.11
Class R Shares	0.16
Class S Shares	0.35
Class Y Shares	0.37
Class R5 Shares	0.43
Class R6 Shares	0.49
S&P 500 Index▼ (Broad Market Index)	0.43
Russell 1000 Index▼ (Style-Specific Index)	0.22
Lipper Large-Cap Core Funds Index■ (Peer Group Index)	-0.04
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trade-mark of the Frank Russell Co.

The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                    Invesco Charter Fund

Average Annual Total Returns
As of 4/30/16, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.46%
10 Years	5.43
5 Years	5.55
1 Year	-9.82

Class B Shares
Inception (6/26/95)	6.83%
10 Years	5.40
5 Years	5.65
1 Year	-9.37

Class C Shares
Inception (8/4/97)	4.24%
10 Years	5.24
5 Years	5.95
1 Year	-6.09

Class R Shares
Inception (6/3/02)	6.16%
10 Years	5.77
5 Years	6.48
1 Year	-4.76

Class S Shares
10 Years	6.10%
5 Years	6.86
1 Year	-4.45

Class Y Shares
10 Years	6.23%
5 Years	7.01
1 Year	-4.32

Class R5 Shares
Inception (7/30/91)	8.05%
10 Years	6.45
5 Years	7.13
1 Year	-4.26

Class R6 Shares
10 Years	6.19%
5 Years	7.08
1 Year	-4.15

Average Annual Total Returns
As of 3/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.47%
10 Years	5.47
5 Years	6.01
1 Year	-9.30

Class B Shares
Inception (6/26/95)	6.84%
10 Years	5.44
5 Years	6.12
1 Year	-8.89

Class C Shares
Inception (8/4/97)	4.24%
10 Years	5.29
5 Years	6.43
1 Year	-5.55

Class R Shares
Inception (6/3/02)	6.16%
10 Years	5.81
5 Years	6.96
1 Year	-4.24

Class S Shares
10 Years	6.14%
5 Years	7.34
1 Year	-3.89

Class Y Shares
10 Years	6.27%
5 Years	7.49
1 Year	-3.76

Class R5 Shares
Inception (7/30/91)	8.06%
10 Years	6.50
5 Years	7.61
1 Year	-3.67

Class R6 Shares
10 Years	6.23%
5 Years	7.54
1 Year	-3.61

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and

cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.08%, 1.83%, 1.83%, 1.33%, 0.98%, 0.83%, 0.74% and 0.65%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.09%, 1.84%, 1.84%, 1.34%, 0.99%, 0.84%, 0.75% and 0.66%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3 Invesco Charter Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment manage- ment services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Charter Fund

Schedule of Investments(a)

April 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.98%
Advertising–1.57%
Publicis Groupe S.A. (France)	871,895	$64,524,225

Aerospace & Defense–1.20%
United Technologies Corp.	471,752	49,236,756

Air Freight & Logistics–1.40%
United Parcel Service, Inc.–Class B	549,306	57,715,582

Apparel, Accessories & Luxury Goods–2.21%
LVMH Moet Hennessy Louis Vuitton S.E. (France)	253,508	42,119,532
PVH Corp.	512,982	49,041,079
		91,160,611

Asset Management & Custody Banks–1.82%
Northern Trust Corp.	1,055,879	75,051,879

Auto Parts & Equipment–0.83%
Johnson Controls, Inc.	821,163	33,996,148

Biotechnology–4.98%
AbbVie Inc.	1,034,082	63,079,002
Biogen Inc.(b)	231,829	63,750,657
Celgene Corp.(b)	755,377	78,113,535
		204,943,194

Brewers–0.80%
Molson Coors Brewing Co.–Class B	343,671	32,865,258

Cable & Satellite–2.27%
Comcast Corp.–Class A	1,541,262	93,647,079

Communications Equipment–1.33%
F5 Networks, Inc.(b)	523,682	54,855,690

Consumer Finance–3.04%
American Express Co.	1,912,875	125,159,411

Department Stores–0.91%
Macy’s, Inc.	945,563	37,434,839

Distillers & Vintners–1.31%
Diageo PLC (United Kingdom)	2,002,419	54,103,048

Diversified Banks–3.38%
Svenska Handelsbanken AB–Class A (Sweden)	4,468,230	59,429,633
U.S. Bancorp	1,871,880	79,910,557
		139,340,190

Electric Utilities–1.51%
Duke Energy Corp.	791,130	62,325,221

Electrical Components & Equipment–2.01%
Eaton Corp. PLC	1,309,092	82,826,251

	Shares	Value
Electronic Manufacturing Services–1.97%
TE Connectivity Ltd. (Switzerland)	1,363,256	$81,086,467

Health Care Facilities–1.49%
HCA Holdings, Inc.(b)	762,761	61,493,792

Health Care Services–1.18%
Express Scripts Holding Co.(b)	659,382	48,616,235

Home Improvement Retail–1.38%
Home Depot, Inc. (The)	423,729	56,733,076

Household Appliances–0.75%
Whirlpool Corp.	176,581	30,749,815

Household Products–1.63%
Procter & Gamble Co. (The)	835,707	66,956,845

Hypermarkets & Super Centers–1.63%
Wal-Mart Stores, Inc.	1,004,422	67,165,699

Industrial Conglomerates–1.00%
General Electric Co.	1,345,721	41,380,921

Industrial Machinery–2.39%
Illinois Tool Works Inc.	528,458	55,234,430
Stanley Black & Decker Inc.	385,076	43,097,706
		98,332,136

Insurance Brokers–2.65%
Marsh & McLennan Cos., Inc.	1,725,491	108,964,757

Integrated Oil & Gas–1.52%
Exxon Mobil Corp.	706,475	62,452,390

Internet Software & Services–1.01%
Alphabet Inc.–Class C(b)	60,135	41,674,156

Investment Banking & Brokerage–1.18%
Charles Schwab Corp. (The)	1,703,688	48,401,776

IT Consulting & Other Services–3.42%
Cognizant Technology Solutions Corp.–Class A(b)	873,648	50,994,834
International Business Machines Corp.	615,275	89,793,233
		140,788,067

Life & Health Insurance–1.61%
AIA Group Ltd. (Hong Kong)	11,108,200	66,458,010

Life Sciences Tools & Services–2.51%
Thermo Fisher Scientific, Inc.	718,138	103,591,407

Movies & Entertainment–1.52%
Twenty-First Century Fox, Inc.–Class A	2,072,066	62,700,717

Multi-Sector Holdings–2.81%
Berkshire Hathaway Inc.–Class A(b)	529	115,851,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Charter Fund

	Shares	Value
Multi-Utilities–1.99%
WEC Energy Group, Inc.	1,409,404	$82,041,407

Oil & Gas Equipment & Services–0.88%
Halliburton Co.	878,263	36,281,045

Oil & Gas Exploration & Production–4.49%
Cabot Oil & Gas Corp.	2,559,376	59,889,398
Concho Resources Inc.(b)	501,729	58,285,858
EOG Resources, Inc.	807,922	66,750,516
		184,925,772

Oil & Gas Storage & Transportation–0.70%
Enterprise Products Partners L.P.	1,080,915	28,849,621

Packaged Foods & Meats–1.18%
Danone (France)	695,781	48,734,386

Pharmaceuticals–5.73%
Allergan PLC(b)	204,500	44,286,520
Eli Lilly and Co.	448,289	33,859,268
Merck & Co., Inc.	1,168,456	64,078,127
Shire PLC–ADR (Ireland)	334,668	62,723,477
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	567,774	30,915,294
		235,862,686

Property & Casualty Insurance–3.11%
Progressive Corp. (The)	3,928,675	128,074,805

Semiconductor Equipment–1.77%
Applied Materials, Inc.	3,563,013	72,934,876

	Shares	Value
Semiconductors–8.05%
Analog Devices, Inc.	1,911,579	$107,660,129
QUALCOMM, Inc.	1,747,203	88,268,696
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	29,633,019	135,706,738
		331,635,563

Soft Drinks–1.16%
Coca-Cola Co. (The)	1,062,474	47,598,835

Systems Software–2.71%
Microsoft Corp.	1,604,663	80,024,544
Oracle Corp.	797,289	31,779,939
		111,804,483

Wireless Telecommunication Services–0.99%
Vodafone Group PLC–ADR (United Kingdom)	1,248,837	40,886,923
Total Common Stocks & Other Equity Interests (Cost $3,114,359,292)		3,912,213,050

Money Market Funds–5.01%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	103,256,805	103,256,805
Premier Portfolio–Institutional Class, 0.39%(c)	103,256,804	103,256,804
Total Money Market Funds (Cost $206,513,609)		206,513,609
TOTAL INVESTMENTS–99.99% (Cost $3,320,872,901)		4,118,726,659
OTHER ASSETS LESS LIABILITIES–0.01%		531,859
NET ASSETS–100.00%		$4,119,258,518

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2016

Information Technology	20.3%
Financials	19.6
Health Care	15.9
Consumer Discretionary	11.4
Industrials	8.0
Consumer Staples	7.7
Energy	7.6
Utilities	3.5
Telecommunication Services	1.0
Money Market Funds Plus Other Assets Less Liabilities	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $3,114,359,292)	$3,912,213,050
Investments in affiliated money market funds, at value and cost	206,513,609
Total investments, at value (Cost $3,320,872,901)	4,118,726,659
Foreign currencies, at value (Cost $3,647,944)	3,774,398
Receivable for:
Fund shares sold	1,619,671
Dividends	3,956,456
Investment for trustee deferred compensation and retirement plans	1,572,930
Other assets	108,140
Total assets	4,129,758,254

Liabilities:
Payable for:
Fund shares reacquired	6,008,194
Accrued fees to affiliates	2,344,659
Accrued trustees’ and officers’ fees and benefits	6,294
Accrued other operating expenses	333,478
Trustee deferred compensation and retirement plans	1,807,111
Total liabilities	10,499,736
Net assets applicable to shares outstanding	$4,119,258,518

Net assets consist of:
Shares of beneficial interest	$3,203,330,924
Undistributed net investment income	13,227,182
Undistributed net realized gain	104,760,188
Net unrealized appreciation	797,940,224
$4,119,258,518

Net Assets:
Class A	$3,590,948,823
Class B	$36,003,664
Class C	$215,365,883
Class R	$39,777,371
Class S	$18,086,343
Class Y	$154,118,075
Class R5	$62,868,445
Class R6	$2,089,914

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	202,495,366
Class B	2,145,030
Class C	12,788,398
Class R	2,262,028
Class S	1,019,665
Class Y	8,661,432
Class R5	3,414,086
Class R6	113,523
Class A:
Net asset value per share	$17.73
Maximum offering price per share
(Net asset value of $17.73 ÷ 94.50%)	$18.76
Class B:
Net asset value and offering price per share	$16.78
Class C:
Net asset value and offering price per share	$16.84
Class R:
Net asset value and offering price per share	$17.58
Class S:
Net asset value and offering price per share	$17.74
Class Y:
Net asset value and offering price per share	$17.79
Class R5:
Net asset value and offering price per share	$18.41
Class R6:
Net asset value and offering price per share	$18.41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $717,028)	$38,520,885
Dividends from affiliated money market funds	429,757
Total investment income	38,950,642

Expenses:
Advisory fees	12,980,276
Administrative services fees	304,008
Custodian fees	371,544
Distribution fees:
Class A	4,452,389
Class B	205,361
Class C	1,087,333
Class R	99,716
Class S	13,521
Transfer agent fees — A, B, C, R, S and Y	3,708,350
Transfer agent fees — R5	38,169
Transfer agent fees — R6	2,123
Trustees’ and officers’ fees and benefits	120,792
Registration and filing fees	85,620
Reports to shareholders	374,310
Professional services fees	74,985
Other	116,962
Total expenses	24,035,459
Less: Fees waived and expense offset arrangement(s)	(244,223)
Net expenses	23,791,236
Net investment income	15,159,406

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	138,991,228
Foreign currencies	(478,007)
138,513,221
Change in net unrealized appreciation (depreciation) of:
Investment securities	(165,138,044)
Foreign currencies	147,740
(164,990,304)
Net realized and unrealized gain (loss)	(26,477,083)
Net increase (decrease) in net assets resulting from operations	$(11,317,677)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	April 30, 2016	October 31, 2015
Operations:
Net investment income	$15,159,406	$47,828,255
Net realized gain	138,513,221	519,136,354
Change in net unrealized appreciation (depreciation)	(164,990,304)	(670,928,336)
Net increase (decrease) in net assets resulting from operations	(11,317,677)	(103,963,727)

Distributions to shareholders from net investment income:
Class A	(40,042,458)	(24,044,646)
Class B	(101,578)	—
Class C	(516,915)	—
Class R	(336,604)	(168,320)
Class S	(222,679)	(146,967)
Class Y	(2,354,903)	(3,667,332)
Class R5	(1,147,498)	(3,407,046)
Class R6	(1,886,883)	(1,272,961)
Total distributions from net investment income	(46,609,518)	(32,707,272)

Distributions to shareholders from net realized gains:
Class A	(428,206,828)	(443,314,681)
Class B	(5,446,571)	(7,784,121)
Class C	(27,716,855)	(28,876,067)
Class R	(4,925,504)	(6,514,427)
Class S	(2,152,526)	(2,274,423)
Class Y	(19,900,365)	(45,748,273)
Class R5	(8,997,994)	(38,554,035)
Class R6	(13,770,029)	(12,930,631)
Total distributions from net realized gains	(511,116,672)	(585,996,658)

Share transactions–net:
Class A	190,171,844	(85,338,679)
Class B	(5,840,585)	(21,106,952)
Class C	4,847,880	(5,347,090)
Class R	1,048,051	(16,079,719)
Class S	1,135,750	(885,785)
Class Y	(6,062,683)	(247,402,243)
Class R5	(38,089,304)	(266,338,960)
Class R6	(99,323,009)	6,980,979
Net increase (decrease) in net assets resulting from share transactions	47,887,944	(635,518,449)
Net increase (decrease) in net assets	(521,155,923)	(1,358,186,106)

Net assets:
Beginning of period	4,640,414,441	5,998,600,547
End of period (includes undistributed net investment income of $13,227,182 and $44,677,294, respectively)	$4,119,258,518	$4,640,414,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Charter Fund

Notes to Financial Statements

April 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

10                         Invesco Charter Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or

11                         Invesco Charter Fund

losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.57%
Next $1.8 billion	0.545%
Over $10 billion	0.52%

For the six months ended April 30, 2016, the effective advisory fees incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2016, the Adviser waived advisory fees of $223,628.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

12                         Invesco Charter Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2016, IDI advised the Fund that IDI retained $150,629 in front-end sales commissions from the sale of Class A shares and $2,556, $3,474 and $2,811 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2016, the Fund incurred $3,871 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2016, there were transfers from Level 2 to Level 1 of $150,283,551, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$3,862,458,863	$256,267,796	$—	$4,118,726,659

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $20,595.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Charter Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$18,617,138	$—	$18,617,138
October 31, 2018	9,265,449	—	9,265,449
	$27,882,587	$—	$27,882,587

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2016 was $499,167,413 and $815,257,812, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$897,473,783
Aggregate unrealized (depreciation) of investment securities	(105,420,475)
Net unrealized appreciation of investment securities	$792,053,308

Cost of investments for tax purposes is $3,326,673,351.

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NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2016(a)		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	3,324,735	$57,958,605	7,967,867	$169,658,526
Class B	13,377	218,518	42,760	866,232
Class C	447,777	7,417,749	961,765	19,474,704
Class R	217,892	3,831,175	379,464	7,947,415
Class S	19,379	345,213	39,788	844,373
Class Y	1,158,893	20,653,968	3,694,862	79,378,983
Class R5	331,755	6,005,381	1,641,312	37,116,423
Class R6	185,359	3,568,891	425,650	8,981,442

Issued as reinvestment of dividends:
Class A	25,760,253	434,833,069	20,975,293	432,301,008
Class B	334,842	5,364,162	382,019	7,510,477
Class C	1,631,762	26,222,417	1,354,452	26,709,787
Class R	314,013	5,259,713	326,354	6,680,464
Class S	139,733	2,357,301	116,655	2,404,258
Class Y	1,057,284	17,889,253	1,865,898	38,549,443
Class R5	576,673	10,091,783	1,946,724	41,445,748
Class R6	895,192	15,656,912	667,462	14,203,592

Automatic conversion of Class B shares to Class A shares:
Class A	484,146	8,475,688	967,742	20,571,723
Class B	(510,957)	(8,475,688)	(1,017,096)	(20,571,723)

Reacquired:
Class A	(17,658,350)	(311,095,518)	(33,421,073)	(707,869,936)
Class B	(176,738)	(2,947,577)	(440,174)	(8,911,938)
Class C	(1,714,543)	(28,792,286)	(2,558,579)	(51,531,581)
Class R	(460,916)	(8,042,837)	(1,458,054)	(30,707,598)
Class S	(90,503)	(1,566,764)	(198,336)	(4,134,416)
Class Y	(2,525,650)	(44,605,904)	(17,090,633)	(365,330,669)
Class R5	(2,768,869)	(54,186,468)	(15,568,006)	(344,901,131)
Class R6	(6,954,270)	(118,548,812)	(732,416)	(16,204,055)
Net increase (decrease) in share activity	4,032,269	$47,887,944	(28,728,300)	$(635,518,449)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Charter Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/16	$20.30	$0.07	$(0.14)	$(0.07)	$(0.22)	$(2.28)	$(2.50)	$17.73	0.26%	$3,590,949	1.11	%(d)	1.12	%(d)	0.75	%(d)	13%
Year ended 10/31/15	23.28	0.19	(0.74)	(0.55)	(0.13)	(2.30)	(2.43)	20.30	(2.53)	3,869,488	1.07		1.08		0.89		47
Year ended 10/31/14	22.22	0.12	2.09	2.21	(0.20)	(0.95)	(1.15)	23.28	10.48	4,517,960	1.05		1.07		0.53		23
Year ended 10/31/13	17.73	0.19	4.49	4.68	(0.19)	—	(0.19)	22.22	26.63	4,529,846	1.05		1.07		0.94		35
Year ended 10/31/12	16.38	0.14	1.31	1.45	(0.10)	—	(0.10)	17.73	8.93	4,025,451	1.10		1.12		0.79		42
Year ended 10/31/11	15.30	0.10	1.04	1.14	(0.06)	—	(0.06)	16.38	7.50	4,009,014	1.10		1.13		0.64		40
Class B
Six months ended 04/30/16	19.24	0.00	(0.13)	(0.13)	(0.05)	(2.28)	(2.33)	16.78	(0.12)	36,004	1.86	(d)	1.87	(d)	0.00	(d)	13
Year ended 10/31/15	22.21	0.03	(0.70)	(0.67)	—	(2.30)	(2.30)	19.24	(3.22)	47,808	1.82		1.83		0.14		47
Year ended 10/31/14	21.25	(0.05)	2.00	1.95	(0.04)	(0.95)	(0.99)	22.21	9.62	78,125	1.80		1.82		(0.22)		23
Year ended 10/31/13	16.96	0.04	4.30	4.34	(0.05)	—	(0.05)	21.25	25.63	108,696	1.80		1.82		0.19		35
Year ended 10/31/12	15.67	0.01	1.28	1.29	—	—	—	16.96	8.23	125,315	1.85		1.87		0.04		42
Year ended 10/31/11	14.69	(0.02)	1.00	0.98	—	—	—	15.67	6.67	169,243	1.85		1.88		(0.11)		40
Class C
Six months ended 04/30/16	19.30	0.00	(0.13)	(0.13)	(0.05)	(2.28)	(2.33)	16.84	(0.11)	215,366	1.86	(d)	1.87	(d)	0.00	(d)	13
Year ended 10/31/15	22.27	0.03	(0.70)	(0.67)	—	(2.30)	(2.30)	19.30	(3.22)	239,765	1.82		1.83		0.14		47
Year ended 10/31/14	21.30	(0.05)	2.01	1.96	(0.04)	(0.95)	(0.99)	22.27	9.64	282,091	1.80		1.82		(0.22)		23
Year ended 10/31/13	17.00	0.04	4.31	4.35	(0.05)	—	(0.05)	21.30	25.63	283,655	1.80		1.82		0.19		35
Year ended 10/31/12	15.71	0.01	1.28	1.29	—	—	—	17.00	8.21	247,719	1.85		1.87		0.04		42
Year ended 10/31/11	14.73	(0.02)	1.00	0.98	—	—	—	15.71	6.65	257,790	1.85		1.88		(0.11)		40
Class R
Six months ended 04/30/16	20.12	0.04	(0.14)	(0.10)	(0.16)	(2.28)	(2.44)	17.58	0.11	39,777	1.36	(d)	1.37	(d)	0.50	(d)	13
Year ended 10/31/15	23.07	0.13	(0.72)	(0.59)	(0.06)	(2.30)	(2.36)	20.12	(2.72)	44,079	1.32		1.33		0.64		47
Year ended 10/31/14	22.03	0.06	2.07	2.13	(0.14)	(0.95)	(1.09)	23.07	10.19	67,910	1.30		1.32		0.28		23
Year ended 10/31/13	17.59	0.14	4.44	4.58	(0.14)	—	(0.14)	22.03	26.23	77,769	1.30		1.32		0.69		35
Year ended 10/31/12	16.25	0.09	1.32	1.41	(0.07)	—	(0.07)	17.59	8.73	81,503	1.35		1.37		0.54		42
Year ended 10/31/11	15.18	0.06	1.04	1.10	(0.03)	—	(0.03)	16.25	7.26	66,405	1.35		1.38		0.39		40
Class S
Six months ended 04/30/16	20.32	0.07	(0.13)	(0.06)	(0.24)	(2.28)	(2.52)	17.74	0.35	18,086	1.01	(d)	1.02	(d)	0.85	(d)	13
Year ended 10/31/15	23.30	0.21	(0.74)	(0.53)	(0.15)	(2.30)	(2.45)	20.32	(2.42)	19,329	0.97		0.98		0.99		47
Year ended 10/31/14	22.24	0.14	2.09	2.23	(0.22)	(0.95)	(1.17)	23.30	10.57	23,137	0.95		0.97		0.63		23
Year ended 10/31/13	17.75	0.21	4.48	4.69	(0.20)	—	(0.20)	22.24	26.73	24,014	0.95		0.97		1.04		35
Year ended 10/31/12	16.39	0.15	1.33	1.48	(0.12)	—	(0.12)	17.75	9.08	21,072	1.00		1.02		0.89		42
Year ended 10/31/11	15.31	0.12	1.04	1.16	(0.08)	—	(0.08)	16.39	7.62	21,080	1.00		1.03		0.74		40
Class Y
Six months ended 04/30/16	20.40	0.09	(0.15)	(0.06)	(0.27)	(2.28)	(2.55)	17.79	0.37	154,118	0.86	(d)	0.87	(d)	1.00	(d)	13
Year ended 10/31/15	23.38	0.25	(0.75)	(0.50)	(0.18)	(2.30)	(2.48)	20.40	(2.24)	183,005	0.82		0.83		1.14		47
Year ended 10/31/14	22.31	0.18	2.09	2.27	(0.25)	(0.95)	(1.20)	23.38	10.75	479,371	0.80		0.82		0.78		23
Year ended 10/31/13	17.81	0.24	4.49	4.73	(0.23)	—	(0.23)	22.31	26.89	469,066	0.80		0.82		1.19		35
Year ended 10/31/12	16.44	0.18	1.33	1.51	(0.14)	—	(0.14)	17.81	9.26	362,231	0.85		0.87		1.04		42
Year ended 10/31/11	15.36	0.15	1.04	1.19	(0.11)	—	(0.11)	16.44	7.78	186,623	0.85		0.88		1.89		40
Class R5
Six months ended 04/30/16	21.03	0.10	(0.14)	(0.04)	(0.30)	(2.28)	(2.58)	18.41	0.43	62,868	0.78	(d)	0.79	(d)	1.08	(d)	13
Year ended 10/31/15	24.04	0.27	(0.78)	(0.51)	(0.20)	(2.30)	(2.50)	21.03	(2.22)	110,943	0.73		0.74		1.23		17
Year ended 10/31/14	22.90	0.20	2.16	2.36	(0.27)	(0.95)	(1.22)	24.04	10.87	414,713	0.72		0.74		0.86		23
Year ended 10/31/13	18.29	0.26	4.61	4.87	(0.26)	—	(0.26)	22.90	26.99	413,033	0.72		0.74		1.27		35
Year ended 10/31/12	16.87	0.22	1.36	1.58	(0.16)	—	(0.16)	18.29	9.43	378,446	0.68		0.70		1.21		42
Year ended 10/31/11	15.77	0.17	1.07	1.24	(0.14)	—	(0.14)	16.87	7.92	404,441	0.73		0.76		1.01		40
Class R6
Six months ended 04/30/16	21.04	0.11	(0.15)	(0.04)	(0.31)	(2.28)	(2.59)	18.41	0.49	2,090	0.68	(d)	0.69	(d)	1.18	(d)	13
Year ended 10/31/15	24.05	0.29	(0.77)	(0.48)	(0.23)	(2.30)	(2.53)	21.04	(2.12)	125,997	0.64		0.65		1.32		47
Year ended 10/31/14	22.91	0.22	2.16	2.38	(0.29)	(0.95)	(1.24)	24.05	10.96	135,294	0.63		0.65		0.95		23
Year ended 10/31/13	18.29	0.28	4.62	4.90	(0.28)	—	(0.28)	22.91	27.15	130,764	0.63		0.65		1.36		35
Year ended 10/31/12(e)	18.64	0.02	(0.37)	(0.35)	—	—	—	18.29	(1.88)	96,034	0.60	(f)	0.63	(f)	1.29	(f)	42

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $158,423,180 and sold of $177,461,241 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Multi-Sector Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,581,482, $41,298, $218,661, $40,106, $18,127, $161,658, $76,881 and $73,688 for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012.
(f)	Annualized.

16                         Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,002.60	$5.53	$1,019.34	$5.57	1.11%
B	1,000.00	999.40	9.25	1,015.61	9.32	1.86
C	1,000.00	998.90	9.24	1,015.61	9.32	1.86
R	1,000.00	1,001.60	6.77	1,018.10	6.82	1.36
S	1,000.00	1,003.50	5.03	1,019.84	5.07	1.01
Y	1,000.00	1,003.70	4.28	1,020.59	4.32	0.86
R5	1,000.00	1,004.30	3.89	1,020.98	3.92	0.78
R6	1,000.00	1,004.90	3.39	1,021.48	3.42	0.68

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2015 through April 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                         Invesco Charter Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	CHT-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2016

Invesco Diversified Dividend Fund
Nasdaq:
A: LCEAX ¡ B: LCEDX ¡ C: LCEVX ¡ R: DDFRX ¡ Y: LCEYX ¡ Investor: LCEIX R5: DDFIX ¡ R6: LCEFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
10 Notes to Financial Statements
17 Financial Highlights
18 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/15 to 4/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.54%
Class B Shares	4.13
Class C Shares	4.13
Class R Shares	4.39
Class Y Shares	4.66
Investor Class Shares	4.59
Class R5 Shares	4.70
Class R6 Shares	4.75
S&P 500 Index▼ (Broad Market Index)	0.43
Russell 1000 Value Index▼ (Style-Specific Index)	1.93
Lipper Large-Cap Value Funds Index■ (Peer Group Index)	0.79
Sources(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                    Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/16, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.41%
10 Years	7.12
5 Years	10.00
1 Year	0.26

Class B Shares
Inception (12/31/01)	7.43%
10 Years	7.11
5 Years	10.14
1 Year	0.27

Class C Shares
Inception (12/31/01)	7.07%
10 Years	6.95
5 Years	10.42
1 Year	4.28

Class R Shares
Inception (10/25/05)	8.18%
10 Years	7.49
5 Years	10.97
1 Year	5.79

Class Y Shares
10 Years	7.94%
5 Years	11.51
1 Year	6.33

Investor Class Shares
Inception (7/15/05)	7.95%
10 Years	7.81
5 Years	11.28
1 Year	6.16

Class R5 Shares
Inception 10/25/05)	8.79%
10 Years	8.10%
5 Years	11.59
1 Year	6.39

Class R6 Shares
10 Years	7.88%
5 Years	11.56
1 Year	6.49

Average Annual Total Returns
As of 3/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.36%
10 Years	7.14
5 Years	10.24
1 Year	-0.82

Class B Shares
Inception (12/31/01)	7.38%
10 Years	7.13
5 Years	10.41
1 Year	-0.82

Class C Shares
Inception (12/31/01)	7.02%
10 Years	6.97
5 Years	10.68
1 Year	3.15

Class R Shares
Inception (10/25/05)	8.12%
10 Years	7.52
5 Years	11.22
1 Year	4.66

Class Y Shares
10 Years	7.96%
5 Years	11.79
1 Year	5.19

Investor Class Shares
Inception (7/15/05)	7.89%
10 Years	7.82
5 Years	11.56
1 Year	5.01

Class R5 Shares
Inception 10/25/05)	8.73%
10 Years	8.12%
5 Years	11.87
1 Year	5.25

Class R6 Shares
10 Years	7.90%
5 Years	11.81
1 Year	5.35

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.83%, 1.58%, 1.58%, 1.08%,

0.58%, 0.81%, 0.54% and 0.44%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.84%, 1.59%, 1.59%, 1.09%, 0.59%, 0.82%, 0.55% and 0.45%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3 Invesco Diversified Dividend Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–86.64%
Aerospace & Defense–2.40%
General Dynamics Corp.	1,250,531	$175,724,616
Raytheon Co.	1,410,300	178,191,405
		353,916,021

Air Freight & Logistics–0.60%
United Parcel Service, Inc.–Class B	842,724	88,545,011

Apparel Retail–0.54%
TJX Cos., Inc. (The)	1,059,081	80,299,521

Apparel, Accessories & Luxury Goods–1.26%
Coach, Inc.	2,614,106	105,270,049
Columbia Sportswear Co.	1,388,853	81,345,120
		186,615,169

Asset Management & Custody Banks–1.31%
Federated Investors, Inc.–Class B	3,886,719	122,820,320
Legg Mason, Inc.	2,216,160	71,160,898
		193,981,218

Brewers–2.12%
Heineken N.V. (Netherlands)	3,329,714	312,068,596

Building Products–0.42%
Masco Corp.	2,028,996	62,310,467

Construction Machinery & Heavy Trucks–0.84%
Joy Global Inc.(b)	5,788,808	123,301,610

Consumer Finance–1.98%
American Express Co.	4,458,642	291,728,946

Data Processing & Outsourced Services–0.77%
Automatic Data Processing, Inc.	1,288,355	113,942,116

Department Stores–0.58%
Marks & Spencer Group PLC (United Kingdom)	13,916,927	86,291,488

Drug Retail–1.54%
Walgreens Boots Alliance, Inc.	2,863,444	227,013,840

Electric Utilities–8.05%
American Electric Power Co., Inc.	2,918,113	185,300,175
Duke Energy Corp.	2,996,842	236,091,213
Entergy Corp.	1,307,129	98,269,958
Exelon Corp.	10,136,344	355,684,311
PPL Corp.	8,298,025	312,337,661
		1,187,683,318

Electrical Components & Equipment–2.68%
ABB Ltd. (Switzerland)	8,983,818	189,941,440
Emerson Electric Co.	3,758,713	205,338,491
		395,279,931

Food Distributors–1.51%
Sysco Corp.	4,834,420	222,721,729

	Shares	Value
Gas Utilities–0.89%
AGL Resources Inc.	1,999,598	$131,693,524

General Merchandise Stores–1.36%
Target Corp.	2,516,975	200,099,513

Health Care Equipment–0.99%
Stryker Corp.	1,335,361	145,567,703

Hotels, Resorts & Cruise Lines–0.73%
Accor S.A. (France)	2,439,534	108,062,231

Household Products–2.81%
Kimberly-Clark Corp.	1,476,396	184,830,015
Procter & Gamble Co. (The)	2,859,136	229,073,977
		413,903,992

Housewares & Specialties–1.25%
Newell Rubbermaid Inc.	4,063,912	185,070,552

Industrial Machinery–2.25%
Flowserve Corp.	5,161,862	251,950,484
Pentair PLC (United Kingdom)	1,368,317	79,471,852
		331,422,336

Integrated Oil & Gas–5.35%
Royal Dutch Shell PLC–Class B (United Kingdom)	5,612,878	147,377,459
Suncor Energy, Inc. (Canada)	12,514,969	367,315,861
TOTAL S.A. (France)	5,441,286	275,156,557
		789,849,877

Integrated Telecommunication Services–4.11%
AT&T Inc.	11,205,340	434,991,299
Deutsche Telekom AG (Germany)	9,786,441	171,283,164
		606,274,463

Investment Banking & Brokerage–0.80%
Charles Schwab Corp. (The)	4,152,645	117,976,644

Life & Health Insurance–0.41%
Lincoln National Corp.	1,380,006	59,961,261

Motorcycle Manufacturers–1.20%
Harley-Davidson, Inc.	3,693,515	176,660,823

Movies & Entertainment–0.78%
Time Warner Inc.	1,540,278	115,736,489

Multi-Line Insurance–2.11%
Hartford Financial Services Group, Inc. (The)	7,000,046	310,662,041

Multi-Utilities–3.48%
Consolidated Edison, Inc.	2,643,400	197,197,640
Dominion Resources, Inc.	2,927,390	209,220,563
Sempra Energy	1,029,081	106,355,522
		512,773,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Diversified Dividend Fund

	Shares	Value
Oil & Gas Drilling–0.58%
Nabors Industries Ltd.	8,677,097	$85,035,551

Oil & Gas Equipment & Services–0.52%
Baker Hughes Inc.	1,583,191	76,563,117

Packaged Foods & Meats–9.58%
Campbell Soup Co.	6,110,840	377,099,936
General Mills, Inc.	7,562,903	463,908,470
Kraft Heinz Co. (The)	3,772,696	294,534,377
Mead Johnson Nutrition Co.	1,072,460	93,464,889
Mondelez International, Inc.–Class A	4,283,270	184,009,279
		1,413,016,951

Paper Packaging–2.70%
Avery Dennison Corp.	1,117,098	81,112,486
International Paper Co.	5,070,124	219,384,265
Sonoco Products Co.	2,099,609	98,450,666
		398,947,417

Personal Products–0.53%
L’Oreal S.A. (France)	434,590	78,849,042

Pharmaceuticals–3.13%
Bristol-Myers Squibb Co.	1,551,412	111,980,918
Eli Lilly and Co.	2,687,504	202,987,177
Johnson & Johnson	1,307,753	146,572,957
		461,541,052

Property & Casualty Insurance–0.63%
Travelers Cos., Inc. (The)	849,131	93,319,497

Regional Banks–5.49%
Cullen/Frost Bankers, Inc.	1,830,193	117,114,050
Fifth Third Bancorp	5,926,220	108,509,088
KeyCorp	15,141,421	186,088,064

	Shares	Value
Regional Banks–(continued)
M&T Bank Corp.	1,417,688	$167,740,844
Zions Bancorp.	8,346,574	229,697,717
		809,149,763

Restaurants–1.04%
Darden Restaurants, Inc.	2,466,388	153,532,653

Semiconductors–0.73%
Linear Technology Corp.	2,405,271	106,986,454

Soft Drinks–2.82%
Coca-Cola Co. (The)	9,272,445	415,405,536

Specialized REIT’s–1.09%
Weyerhaeuser Co.	4,997,022	160,504,347

Systems Software–0.17%
Microsoft Corp.	512,374	25,552,091

Tobacco–2.51%
Altria Group, Inc.	2,261,780	141,836,224
Philip Morris International Inc.	2,329,698	228,589,968
		370,426,192
Total Common Stocks & Other Equity Interests (Cost $9,681,971,131)		12,780,243,818

Money Market Funds–13.19%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	972,812,345	972,812,345
Premier Portfolio–Institutional Class, 0.39%(c)	972,812,345	972,812,345
Total Money Market Funds (Cost $1,945,624,690)		1,945,624,690
TOTAL INVESTMENTS–99.83% (Cost $11,627,595,821)		14,725,868,508
OTHER ASSETS LESS LIABILITIES–0.17%		24,841,771
NET ASSETS–100.00%		$14,750,710,279

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2016 represented less than 1% of the Fund’s Net Assets. See Note 5.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2016

Consumer Staples	23.4%
Financials	13.8
Utilities	12.4
Industrials	9.2
Consumer Discretionary	8.7
Energy	6.5
Health Care	4.1
Telecommunication Services	4.1
Materials	2.7
Information Technology	1.7
Money Market Funds Plus Other Assets Less Liabilities	13.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $9,495,624,554)	$12,656,942,208
Investments in affiliates, at value (Cost $2,131,971,267)	2,068,926,300
Total investments, at value (Cost $11,627,595,821)	14,725,868,508
Receivable for:
Investments sold	13,168,664
Fund shares sold	66,001,287
Dividends	27,748,703
Investment for trustee deferred compensation and retirement plans	678,038
Other assets	249,675
Total assets	14,833,714,875

Liabilities:
Payable for:
Investments purchased	40,544,672
Fund shares reacquired	17,506,498
Accrued fees to affiliates	5,488,366
Accrued trustees’ and officers’ fees and benefits	12,814
Accrued other operating expenses	702,257
Trustee deferred compensation and retirement plans	875,831
Unrealized depreciation on forward foreign currency contracts outstanding	17,874,158
Total liabilities	83,004,596
Net assets applicable to shares outstanding	$14,750,710,279

Net assets consist of:
Shares of beneficial interest	$11,355,551,991
Undistributed net investment income	33,352,232
Undistributed net realized gain	281,318,910
Net unrealized appreciation	3,080,487,146
$14,750,710,279

Net Assets:
Class A	$5,420,880,796
Class B	$20,063,649
Class C	$621,298,460
Class R	$190,462,114
Class Y	$2,048,171,886
Investor Class	$2,105,421,189
Class R5	$3,003,437,935
Class R6	$1,340,974,250

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	290,494,956
Class B	1,087,506
Class C	33,715,131
Class R	10,175,089
Class Y	109,630,568
Investor Class	112,900,853
Class R5	160,933,407
Class R6	71,844,912
Class A:
Net asset value per share	$18.66
Maximum offering price per share
(Net asset value of $18.66 ÷ 94.50%)	$19.75
Class B:
Net asset value and offering price per share	$18.45
Class C:
Net asset value and offering price per share	$18.43
Class R:
Net asset value and offering price per share	$18.72
Class Y:
Net asset value and offering price per share	$18.68
Investor Class:
Net asset value and offering price per share	$18.65
Class R5:
Net asset value and offering price per share	$18.66
Class R6:
Net asset value and offering price per share	$18.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,998,150)	$165,495,254
Dividends from affiliates	2,579,703
Total investment income	168,074,957

Expenses:
Advisory fees	25,377,484
Administrative services fees	428,754
Custodian fees	422,624
Distribution fees:
Class A	6,058,754
Class B	105,093
Class C	2,515,342
Class R	448,123
Investor Class	1,647,234
Transfer agent fees — A, B, C, R, Y and Investor	6,982,943
Transfer agent fees — R5	1,283,344
Transfer agent fees — R6	9,913
Trustees’ and officers’ fees and benefits	164,715
Registration and filing fees	186,922
Reports to shareholders	458,729
Professional services fees	79,541
Other	150,115
Total expenses	46,319,630
Less: Fees waived and expense offset arrangement(s)	(1,039,305)
Net expenses	45,280,325
Net investment income	122,794,632

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	304,057,685
Foreign currencies	(291,450)
Forward foreign currency contracts	5,614,849
309,381,084
Change in net unrealized appreciation (depreciation) of:
Investment securities	254,627,444
Foreign currencies	261,733
Forward foreign currency contracts	(28,595,493)
226,293,684
Net realized and unrealized gain	535,674,768
Net increase in net assets resulting from operations	$658,469,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	April 30, 2016	October 31, 2015
Operations:
Net investment income	$122,794,632	$189,379,968
Net realized gain	309,381,084	477,957,577
Change in net unrealized appreciation	226,293,684	101,752,051
Net increase in net assets resulting from operations	658,469,400	769,089,596

Distributions to shareholders from net investment income:
Class A	(45,141,890)	(67,378,784)
Class B	(119,653)	(208,402)
Class C	(2,729,872)	(2,939,363)
Class R	(1,541,452)	(2,012,249)
Class Y	(14,539,652)	(16,633,380)
Investor Class	(19,325,742)	(31,388,104)
Class R5	(27,498,628)	(39,951,307)
Class R6	(11,142,864)	(17,210,512)
Total distributions from net investment income	(122,039,753)	(177,722,101)

Distributions to shareholders from net realized gains:
Class A	(187,922,001)	(84,111,861)
Class B	(884,906)	(587,690)
Class C	(18,558,393)	(7,110,573)
Class R	(8,075,554)	(2,755,974)
Class Y	(46,717,282)	(16,899,359)
Investor Class	(78,259,112)	(39,162,635)
Class R5	(96,137,321)	(40,314,134)
Class R6	(33,943,580)	(20,768,832)
Total distributions from net realized gains	(470,498,149)	(211,711,058)

Share transactions–net:
Class A	699,986,295	357,634,116
Class B	(2,551,683)	(7,799,720)
Class C	176,105,834	78,983,740
Class R	(12,048,120)	59,455,008
Class Y	829,529,938	308,694,919
Investor Class	111,115,605	(36,776,138)
Class R5	605,412,412	361,308,305
Class R6	472,787,968	(118,855,797)
Net increase in net assets resulting from share transactions	2,880,338,249	1,002,644,433
Net increase in net assets	2,946,269,747	1,382,300,870

Net assets:
Beginning of period	11,804,440,532	10,422,139,662
End of period (includes undistributed net investment income of $33,352,232 and $32,597,353, respectively)	$14,750,710,279	$11,804,440,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Diversified Dividend Fund

Notes to Financial Statements

April 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

10                         Invesco Diversified Dividend Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or

11                         Invesco Diversified Dividend Fund

losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.60%
Next $350 million	0.55%
Next $1.3 billion	0.50%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended April 30, 2016, the effective advisory fees incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2016, the Adviser waived advisory fees of $1,026,890.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or

12                         Invesco Diversified Dividend Fund

networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2016, IDI advised the Fund that IDI retained $959,628 in front-end sales commissions from the sale of Class A shares and $14,405, $1,759 and $21,438 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2016, the Fund incurred $1,154 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2016, there were transfers from Level 2 to Level 1 of $688,921,309, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$14,217,043,004	$508,825,504	$—	$14,725,868,508
Forward Foreign Currency Contracts*	—	(17,874,158)	—	(17,874,158)
Total Investments	$14,217,043,004	$490,951,346	$—	$14,707,994,350

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$—	$(17,874,158)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on forward foreign currency contracts outstanding.

13                         Invesco Diversified Dividend Fund

Effect of Derivative Investments for the six months ended April 30, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$5,614,849
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(28,595,493)
Total	$(22,980,644)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$529,264,707

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/20/16	Citigroup Global Markets Inc.	CAD	70,532,997	USD	53,750,695	$56,208,403	$(2,457,708)
05/20/16	Citigroup Global Markets Inc.	EUR	128,828,008	USD	144,407,066	147,606,132	(3,199,066)
05/20/16	Deutsche Bank Securities Inc.	CAD	74,012,208	USD	56,450,830	58,981,019	(2,530,189)
05/20/16	Deutsche Bank Securities Inc.	EUR	141,737,148	USD	158,794,158	162,396,925	(3,602,767)
05/20/16	Goldman Sachs International	CAD	81,969,400	USD	62,438,641	65,322,180	(2,883,539)
05/20/16	Goldman Sachs International	EUR	128,094,028	USD	143,564,279	146,765,168	(3,200,889)
Total Open Forward Foreign Currency Contracts — Currency Risk							$(17,874,158)

Currency Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2016.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Counterparty			Non-Cash	Cash
Citigroup Global Markets Inc.	$5,656,774	$—	$—	$—	$5,656,774
Deutsche Bank Securities Inc.	6,132,956	—	—	—	6,132,956
Goldman Sachs International	6,084,428	—	—	—	6,084,428
Total	$17,874,158	$—	$—	$—	$17,874,158

14                         Invesco Diversified Dividend Fund

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2016.

	Value 10/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 04/30/16	Dividend Income
Joy Global Inc.	$92,620,713	$5,185,431	$—	$25,495,466	$—	$123,301,610	$114,683

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $12,415.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former

Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$17,029,903	$—	$17,029,903

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2016 was $2,441,164,345 and $903,993,015, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,304,107,133
Aggregate unrealized (depreciation) of investment securities	(205,892,149)
Net unrealized appreciation of investment securities	$3,098,214,984

Cost of investments for tax purposes is $11,627,653,524.

15                         Invesco Diversified Dividend Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended April 30, 2016(a)		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	52,540,038	$938,569,191	49,071,513	$908,967,640
Class B	93,617	1,660,132	128,997	2,364,301
Class C	11,651,666	206,029,963	7,543,186	138,036,038
Class R	2,916,440	52,409,222	5,218,131	95,069,215
Class Y	61,276,487	1,091,689,301	31,767,783	589,650,231
Investor Class	7,731,508	140,489,253	6,156,226	114,175,060
Class R5	39,274,227	701,737,984	39,348,146	727,950,505
Class R6	33,782,792	600,199,273	21,894,533	408,991,767

Issued as reinvestment of dividends:
Class A	10,979,333	191,164,575	6,750,039	121,781,499
Class B	54,957	944,916	41,958	744,661
Class C	1,132,390	19,453,722	519,418	9,219,512
Class R	547,782	9,557,143	263,465	4,766,201
Class Y	3,113,362	54,319,104	1,638,950	29,651,060
Investor Class	5,223,208	90,893,830	3,648,821	65,788,807
Class R5	6,505,097	113,267,630	4,126,231	74,560,754
Class R6	2,558,152	44,618,423	1,454,383	26,276,678

Automatic conversion of Class B shares to Class A shares:
Class A	177,992	3,225,161	372,517	6,929,711
Class B	(180,001)	(3,225,161)	(376,599)	(6,929,711)

Reacquired:
Class A	(24,275,103)	(432,972,632)	(36,679,017)	(680,044,734)
Class B	(110,846)	(1,931,570)	(216,579)	(3,978,971)
Class C	(2,806,039)	(49,377,851)	(3,727,814)	(68,271,810)
Class R	(4,169,460)	(74,014,485)	(2,179,666)	(40,380,408)
Class Y	(17,688,636)	(316,478,467)	(16,754,694)	(310,606,372)
Investor Class	(6,751,939)	(120,267,478)	(11,696,608)	(216,740,005)
Class R5	(11,819,913)	(209,593,202)	(23,678,672)	(441,202,954)
Class R6	(9,697,137)	(172,029,728)	(29,733,962)	(554,124,242)
Net increase in share activity	162,059,974	$2,880,338,249	54,900,686	$1,002,644,433

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Diversified Dividend Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/16	$18.78	$0.16	$0.62	$0.78	$(0.17)	$(0.73)	$(0.90)	$18.66	4.54%		$5,420,881	0.82	%(d)	0.84	%(d)	1.86	%(d)	8%
Year ended 10/31/15	18.17	0.30	0.95	1.25	(0.28)	(0.36)	(0.64)	18.78	7.09		4,715,635	0.82		0.83		1.63		11
Year ended 10/31/14	16.52	0.28	1.78	2.06	(0.25)	(0.16)	(0.41)	18.17	12.68		4,206,935	0.83		0.84		1.59		6
Year ended 10/31/13	13.54	0.25	3.20	3.45	(0.26)	(0.21)	(0.47)	16.52	26.07		3,700,473	0.86		0.87		1.65		9
Year ended 10/31/12	11.92	0.22	1.76	1.98	(0.22)	(0.14)	(0.36)	13.54	17.00		2,520,209	0.91		0.92		1.78		12
Year ended 10/31/11	11.67	0.19	0.29	0.48	(0.23)	—	(0.23)	11.92	4.15		2,121,824	0.94		0.97		1.64		20
Class B
Six months ended 04/30/16	18.58	0.10	0.60	0.70	(0.10)	(0.73)	(0.83)	18.45	4.13		20,064	1.57	(d)	1.59	(d)	1.11	(d)	8
Year ended 10/31/15	17.97	0.16	0.95	1.11	(0.14)	(0.36)	(0.50)	18.58	6.35		22,845	1.57		1.58		0.88		11
Year ended 10/31/14	16.35	0.14	1.76	1.90	(0.12)	(0.16)	(0.28)	17.97	11.77		29,691	1.58		1.59		0.84		6
Year ended 10/31/13	13.40	0.13	3.17	3.30	(0.14)	(0.21)	(0.35)	16.35	25.16		35,912	1.61		1.62		0.90		9
Year ended 10/31/12	11.80	0.13	1.74	1.87	(0.13)	(0.14)	(0.27)	13.40	16.12		35,401	1.66		1.67		1.03		12
Year ended 10/31/11	11.55	0.11	0.28	0.39	(0.14)	—	(0.14)	11.80	3.39		36,873	1.69		1.72		0.89		20
Class C
Six months ended 04/30/16	18.56	0.10	0.60	0.70	(0.10)	(0.73)	(0.83)	18.43	4.13		621,298	1.57	(d)	1.59	(d)	1.11	(d)	8
Year ended 10/31/15	17.95	0.16	0.95	1.11	(0.14)	(0.36)	(0.50)	18.56	6.36		440,482	1.57		1.58		0.88		11
Year ended 10/31/14	16.33	0.14	1.76	1.90	(0.12)	(0.16)	(0.28)	17.95	11.79		348,340	1.58		1.59		0.84		6
Year ended 10/31/13	13.38	0.13	3.17	3.30	(0.14)	(0.21)	(0.35)	16.33	25.19		276,653	1.61		1.62		0.90		9
Year ended 10/31/12	11.79	0.13	1.73	1.86	(0.13)	(0.14)	(0.27)	13.38	16.04		153,467	1.66		1.67		1.03		12
Year ended 10/31/11	11.53	0.11	0.29	0.40	(0.14)	—	(0.14)	11.79	3.48		120,031	1.69		1.72		0.89		20
Class R
Six months ended 04/30/16	18.84	0.14	0.62	0.76	(0.15)	(0.73)	(0.88)	18.72	4.39		190,462	1.07	(d)	1.09	(d)	1.61	(d)	8
Year ended 10/31/15	18.22	0.26	0.96	1.22	(0.24)	(0.36)	(0.60)	18.84	6.87		204,956	1.07		1.08		1.38		11
Year ended 10/31/14	16.57	0.23	1.79	2.02	(0.21)	(0.16)	(0.37)	18.22	12.36		138,078	1.08		1.09		1.34		6
Year ended 10/31/13	13.58	0.22	3.20	3.42	(0.22)	(0.21)	(0.43)	16.57	25.77		109,444	1.11		1.12		1.40		9
Year ended 10/31/12	11.96	0.19	1.76	1.95	(0.19)	(0.14)	(0.33)	13.58	16.66		37,948	1.16		1.17		1.53		12
Year ended 10/31/11	11.70	0.17	0.29	0.46	(0.20)	—	(0.20)	11.96	3.97		19,261	1.19		1.22		1.39		20
Class Y
Six months ended 04/30/16	18.80	0.19	0.61	0.80	(0.19)	(0.73)	(0.92)	18.68	4.66		2,048,172	0.57	(d)	0.59	(d)	2.11	(d)	8
Year ended 10/31/15	18.19	0.35	0.95	1.30	(0.33)	(0.36)	(0.69)	18.80	7.36		1,183,312	0.57		0.58		1.88		11
Year ended 10/31/14	16.54	0.32	1.79	2.11	(0.30)	(0.16)	(0.46)	18.19	12.95		841,750	0.58		0.59		1.84		6
Year ended 10/31/13	13.56	0.29	3.19	3.48	(0.29)	(0.21)	(0.50)	16.54	26.35		485,248	0.61		0.62		1.90		9
Year ended 10/31/12	11.94	0.26	1.76	2.02	(0.26)	(0.14)	(0.40)	13.56	17.26		179,087	0.66		0.67		2.03		12
Year ended 10/31/11	11.68	0.23	0.30	0.53	(0.27)	—	(0.27)	11.94	4.50		131,365	0.69		0.72		1.89		20
Investor Class
Six months ended 04/30/16	18.77	0.17	0.62	0.79	(0.18)	(0.73)	(0.91)	18.65	4.59	(e)	2,105,421	0.74	(d)(e)	0.76	(d)(e)	1.94	(d)(e)	8
Year ended 10/31/15	18.16	0.31	0.96	1.27	(0.30)	(0.36)	(0.66)	18.77	7.16	(e)	2,002,938	0.80	(e)	0.81	(e)	1.65	(e)	11
Year ended 10/31/14	16.51	0.29	1.78	2.07	(0.26)	(0.16)	(0.42)	18.16	12.70	(e)	1,972,400	0.76	(e)	0.77	(e)	1.66	(e)	6
Year ended 10/31/13	13.53	0.25	3.20	3.45	(0.26)	(0.21)	(0.47)	16.51	26.11		1,910,866	0.86		0.87		1.64		9
Year ended 10/31/12	11.92	0.23	1.75	1.98	(0.23)	(0.14)	(0.37)	13.53	16.95		1,444,060	0.90		0.91		1.79		12
Year ended 10/31/11	11.66	0.21	0.29	0.50	(0.24)	—	(0.24)	11.92	4.32		1,253,533	0.87		0.90		1.71		20
Class R5
Six months ended 04/30/16	18.78	0.19	0.62	0.81	(0.20)	(0.73)	(0.93)	18.66	4.70		3,003,438	0.52	(d)	0.54	(d)	2.16	(d)	8
Year ended 10/31/15	18.17	0.36	0.95	1.31	(0.34)	(0.36)	(0.70)	18.78	7.41		2,385,096	0.53		0.54		1.92		11
Year ended 10/31/14	16.52	0.33	1.78	2.11	(0.30)	(0.16)	(0.46)	18.17	12.99		1,947,461	0.54		0.55		1.88		6
Year ended 10/31/13	13.54	0.29	3.20	3.49	(0.30)	(0.21)	(0.51)	16.52	26.47		1,408,407	0.57		0.58		1.94		9
Year ended 10/31/12	11.92	0.27	1.76	2.03	(0.27)	(0.14)	(0.41)	13.54	17.39		720,726	0.56		0.57		2.13		12
Year ended 10/31/11	11.67	0.24	0.29	0.53	(0.28)	—	(0.28)	11.92	4.53		443,581	0.58		0.59		2.00		20
Class R6
Six months ended 04/30/16	18.79	0.20	0.61	0.81	(0.21)	(0.73)	(0.94)	18.66	4.69		1,340,974	0.42	(d)	0.44	(d)	2.26	(d)	8
Year ended 10/31/15	18.17	0.37	0.97	1.34	(0.36)	(0.36)	(0.72)	18.79	7.57		849,176	0.43		0.44		2.02		11
Year ended 10/31/14	16.52	0.35	1.78	2.13	(0.32)	(0.16)	(0.48)	18.17	13.10		937,485	0.44		0.45		1.98		6
Year ended 10/31/13	13.54	0.31	3.19	3.50	(0.31)	(0.21)	(0.52)	16.52	26.56		535,077	0.48		0.49		2.03		9
Year ended 10/31/12(f)	13.61	0.03	(0.10)	(0.07)	—	—	—	13.54	(0.51)		166,418	0.49	(g)	0.50	(g)	2.20	(g)	12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $1,261,900,843 and sold of $210,298,763 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Dividend Growth Securities, Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,878,635, $21,134, $505,832, $180,234, $1,446,109, $1,969,105, $2,580,935 and $996,969 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.17%, 0.23% and 0.18% for the six months ended April 30, 2016 and the years ended October 31, 2015 and 2014, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

17                         Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,045.40	$4.17	$1,020.79	$4.12	0.82%
B	1,000.00	1,041.30	7.97	1,017.06	7.87	1.57
C	1,000.00	1,041.30	7.97	1,017.06	7.87	1.57
R	1,000.00	1,043.90	5.44	1,019.54	5.37	1.07
Y	1,000.00	1,046.60	2.90	1,022.03	2.87	0.57
Investor	1,000.00	1,045.90	3.76	1,021.18	3.72	0.74
R5	1,000.00	1,047.00	2.65	1,022.28	2.61	0.52
R6	1,000.00	1,047.50	2.14	1,022.77	2.11	0.42

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2015 through April 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18                         Invesco Diversified Dividend Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	DDI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2016

Invesco Summit Fund
Nasdaq:
A: ASMMX ¡ B: BSMMX ¡ C: CSMMX ¡ P: SMMIX ¡ S: SMMSX ¡ Y: ASMYX ¡ R5: SMITX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
8 Financial Statements
10 Notes to Financial Statements
17 Financial Highlights
18 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/15 to 4/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-6.13%
Class B Shares	-6.48
Class C Shares	-6.44
Class P Shares	-6.07
Class S Shares	-6.05
Class Y Shares	-6.03
Class R5 Shares	-5.95
S&P 500 Index▼ (Broad Market Index)	0.43
Russell 1000 Growth Index▼ (Style-Specific Index)	-1.37
Lipper Multi-Cap Growth Funds Index■ (Peer Group Index)	-3.84
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                    Invesco Summit Fund

Average Annual Total Returns
As of 4/30/16, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	5.77%
10 Years	4.71
5 Years	7.73
1 Year	-8.22

Class B Shares
Inception (10/31/05)	5.75%
10 Years	4.70
5 Years	7.87
1 Year	-8.10

Class C Shares
Inception (10/31/05)	5.54%
10 Years	4.52
5 Years	8.14
1 Year	-4.47

Class P Shares
Inception (11/1/82)	8.94%
10 Years	5.47
5 Years	9.11
1 Year	-2.79

Class S Shares
10 Years	5.38%
5 Years	9.06
1 Year	-2.80

Class Y Shares
10 Years	5.50%
5 Years	9.23
1 Year	-2.68

Class R5 Shares
10 Years	5.60%
5 Years	9.35
1 Year	-2.55

Average Annual Total Returns
As of 3/31/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	5.88%
10 Years	4.96
5 Years	8.49
1 Year	-9.19

Class B Shares
Inception (10/31/05)	5.86%
10 Years	4.96
5 Years	8.64
1 Year	-9.05

Class C Shares
Inception (10/31/05)	5.65%
10 Years	4.76
5 Years	8.88
1 Year	-5.52

Class P Shares
Inception (11/1/82)	8.98%
10 Years	5.73
5 Years	9.88
1 Year	-3.79

Class S Shares
10 Years	5.64%
5 Years	9.83
1 Year	-3.81

Class Y Shares
10 Years	5.76%
5 Years	10.00
1 Year	-3.63

Class R5 Shares
10 Years	5.85%
5 Years	10.10
1 Year	-3.56

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R5 shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares was 1.04%, 1.79%, 1.79%, 0.89%, 0.94%, 0.79% and 0.68%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y and Class R5 shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.

  The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco Summit Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Summit Fund

Schedule of Investments(a)

April 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.28%
Advertising–1.00%
Interpublic Group of Cos., Inc. (The)	750,241	$17,210,529

Aerospace & Defense–2.64%
Honeywell International Inc.	76,726	8,767,480
Northrop Grumman Corp.	101,801	20,997,474
Raytheon Co.	123,423	15,594,496
		45,359,450

Air Freight & Logistics–0.37%
United Parcel Service, Inc.–Class B	61,064	6,415,994

Airlines–0.42%
Delta Air Lines, Inc.	172,875	7,203,701

Apparel, Accessories & Luxury Goods–0.53%
Michael Kors Holdings Ltd.(b)	175,000	9,040,500

Application Software–1.51%
salesforce.com, inc.(b)	340,938	25,843,100

Biotechnology–8.13%
Alexion Pharmaceuticals, Inc.(b)	54,115	7,537,137
Alkermes PLC(b)	264,151	10,500,002
Amgen Inc.	83,570	13,229,131
Biogen Inc.(b)	46,543	12,798,860
Celgene Corp.(b)	409,698	42,366,870
Gilead Sciences, Inc.	521,237	45,978,316
Vertex Pharmaceuticals Inc.(b)	84,598	7,134,995
		139,545,311

Broadcasting–0.36%
CBS Corp.–Class B	112,111	6,268,126

Cable & Satellite–3.58%
Comcast Corp.–Class A	254,071	15,437,354
DISH Network Corp.–Class A(b)	431,268	21,257,200
Time Warner Cable Inc.	117,087	24,835,323
		61,529,877

Communications Equipment–0.36%
Palo Alto Networks, Inc.(b)	41,363	6,240,436

Consumer Electronics–1.86%
Harman International Industries, Inc.	131,717	10,110,597
Sony Corp. (Japan)	901,000	21,900,487
		32,011,084

Data Processing & Outsourced Services–5.76%
First Data Corp.–Class A(b)	911,824	10,385,675
MasterCard, Inc.–Class A	156,199	15,149,741
Vantiv, Inc.–Class A(b)	81,260	4,431,921
Visa Inc.–Class A	891,271	68,841,772
		98,809,109

	Shares	Value
Diversified Support Services–0.93%
Mobile Mini, Inc.	492,970	$15,898,283

Drug Retail–0.85%
CVS Health Corp.	144,404	14,512,602

Electrical Components & Equipment–0.47%
AMETEK, Inc.	166,243	7,994,626

Environmental & Facilities Services–0.53%
Waste Connections, Inc.	136,383	9,175,848

Food Retail–1.19%
Kroger Co. (The)	578,022	20,456,199

General Merchandise Stores–0.81%
Dollar Tree, Inc.(b)	173,868	13,859,018

Health Care Equipment–2.20%
Boston Scientific Corp.(b)	1,033,138	22,646,385
C.R. Bard, Inc.	46,375	9,839,384
Medtronic PLC	65,696	5,199,838
		37,685,607

Home Entertainment Software–3.84%
Activision Blizzard, Inc.	855,204	29,478,882
Electronic Arts Inc.(b)	292,679	18,102,196
Nintendo Co., Ltd. (Japan)	85,000	11,432,334
Take-Two Interactive Software, Inc.(b)	204,374	6,985,503
		65,998,915

Home Improvement Retail–2.95%
Home Depot, Inc. (The)	51,578	6,905,779
Lowe’s Cos., Inc.	576,104	43,795,426
		50,701,205

Homebuilding–0.63%
Lennar Corp.–Class A	237,138	10,744,723

Hotels, Resorts & Cruise Lines–2.32%
Carnival Corp.	299,111	14,671,394
Norwegian Cruise Line Holdings Ltd.(b)	131,722	6,439,889
Royal Caribbean Cruises Ltd.	241,772	18,713,153
		39,824,436

Household Appliances–0.75%
Whirlpool Corp.	74,065	12,897,679

Industrial Conglomerates–0.70%
Danaher Corp.	123,672	11,965,266

Industrial Gases–0.46%
Praxair, Inc.	66,672	7,831,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Summit Fund

	Shares	Value
Integrated Telecommunication Services–1.69%
Koninklijke KPN N.V. (Netherlands)	4,883,245	$19,207,007
SBA Communications Corp.–Class A(b)	94,399	9,726,873
		28,933,880

Internet Retail–6.80%
Amazon.com, Inc.(b)	120,009	79,156,736
Netflix Inc.(b)	111,582	10,045,728
Priceline Group Inc. (The)(b)	20,529	27,583,996
		116,786,460

Internet Software & Services–11.74%
Alibaba Group Holding Ltd.–ADR (China)(b)	112,624	8,665,291
Alphabet Inc.–Class A(b)	21,717	15,373,030
Alphabet Inc.–Class C(b)	127,844	88,597,170
Baidu, Inc.–ADR (China)(b)	15,242	2,961,521
Facebook Inc.–Class A (b)	730,487	85,890,661
		201,487,673

Investment Banking & Brokerage–1.78%
Charles Schwab Corp. (The)	746,214	21,199,940
Lazard Ltd.–Class A	260,377	9,386,591
		30,586,531

IT Consulting & Other Services–0.29%
Cognizant Technology Solutions Corp.–Class A(b)	85,544	4,993,203

Leisure Products–0.21%
Brunswick Corp.	73,505	3,530,445

Life Sciences Tools & Services–1.59%
Thermo Fisher Scientific, Inc.	189,150	27,284,888

Managed Health Care–1.82%
UnitedHealth Group Inc.	237,617	31,289,407

Movies & Entertainment–0.52%
Time Warner Inc.	117,792	8,850,891

Oil & Gas Equipment & Services–0.75%
Superior Energy Services, Inc.	762,852	12,861,685

Oil & Gas Exploration & Production–1.39%
Cimarex Energy Co.	75,389	8,208,354
Laredo Petroleum Inc.(b)	91,717	1,117,113
Pioneer Natural Resources Co.	87,348	14,508,503
		23,833,970

Packaged Foods & Meats–5.00%
Blue Buffalo Pet Products, Inc.(b)(c)	348,130	8,619,699
JM Smucker Co. (The)	165,157	20,971,636
Mondelez International, Inc.–Class A	453,018	19,461,653
Tyson Foods, Inc.–Class A	396,454	26,094,602
WhiteWave Foods Co. (The)(b)	266,668	10,722,720
		85,870,310

	Shares	Value
Paper Packaging–0.74%
Bemis Co., Inc.	253,989	$12,745,168

Personal Products–0.51%
Estee Lauder Cos. Inc. (The)–Class A	91,543	8,776,227

Pharmaceuticals–3.94%
Allergan PLC(b)	105,953	22,945,182
Bristol-Myers Squibb Co.	334,446	24,140,312
Eli Lilly and Co.	80,814	6,103,881
Zoetis Inc.	305,825	14,382,950
		67,572,325

Regional Banks–0.30%
SVB Financial Group(b)	48,806	5,089,490

Restaurants–0.24%
Papa John’s International, Inc.	71,444	4,043,016

Semiconductors–3.33%
Broadcom Ltd. (Singapore)	195,381	28,476,781
Integrated Device Technology, Inc.(b)	422,911	8,153,724
NXP Semiconductors N.V. (Netherlands)(b)	239,996	20,466,859
		57,097,364

Soft Drinks–1.32%
Monster Beverage Corp.(b)	157,255	22,679,316

Specialized Consumer Services–0.34%
Service Corp. International	221,864	5,917,113

Specialized Finance–1.61%
Intercontinental Exchange, Inc.	76,473	18,355,814
S&P Global Inc.	87,041	9,300,331
		27,656,145

Specialized REIT’s–0.30%
Crown Castle International Corp.	59,200	5,143,296

Specialty Chemicals–0.62%
Sherwin-Williams Co. (The)	36,800	10,573,008

Systems Software–2.39%
Microsoft Corp.	490,283	24,450,413
ServiceNow, Inc.(b)	233,048	16,658,271
		41,108,684

Technology Hardware, Storage & Peripherals–3.88%
Apple Inc.	711,340	66,681,012

Trucking–0.28%
Old Dominion Freight Line, Inc.(b)	72,332	4,777,529

Wireless Telecommunication Services–0.75%
Sprint Corp.(b)	3,749,240	12,859,893
Total Common Stocks & Other Equity Interests (Cost $1,208,449,920)		1,704,051,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Summit Fund

	Shares	Value
Money Market Funds–0.28%
Liquid Assets Portfolio–Institutional Class, 0.44%(d)	2,390,740	$2,390,740
Premier Portfolio–Institutional Class, 0.39%(d)	2,390,741	2,390,741
Total Money Market Funds (Cost $4,781,481)		4,781,481
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.56% (Cost $1,213,231,401)		1,708,833,327

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.39%
Liquid Assets Portfolio–Institutional Class, 0.44% (Cost $6,683,404)(d)(e)	6,683,404	$6,683,404
TOTAL INVESTMENTS–99.95% (Cost $1,219,914,805)		1,715,516,731
OTHER ASSETS LESS LIABILITIES–0.05%		939,151
NET ASSETS–100.00%		$1,716,455,882

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2016.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2016

Information Technology	33.1%
Consumer Discretionary	22.9
Health Care	17.7
Consumer Staples	8.9
Industrials	6.4
Financials	4.0
Telecommunication Services	2.4
Energy	2.1
Materials	1.8
Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Summit Fund

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,208,449,920)*	$1,704,051,846
Investments in affiliated money market funds, at value and cost	11,464,885
Total investments, at value (Cost $1,219,914,805)	1,715,516,731
Foreign currencies, at value (Cost $234,219)	238,230
Receivable for:
Investments sold	19,147,136
Fund shares sold	85,259
Dividends	912,917
Investment for trustee deferred compensation and retirement plans	366,436
Other assets	65,587
Total assets	1,736,332,296

Liabilities:
Payable for:
Investments purchased	11,761,704
Fund shares reacquired	499,268
Collateral upon return of securities loaned	6,683,404
Accrued fees to affiliates	449,230
Accrued trustees’ and officers’ fees and benefits	3,172
Accrued other operating expenses	59,073
Trustee deferred compensation and retirement plans	420,563
Total liabilities	19,876,414
Net assets applicable to shares outstanding	$1,716,455,882

Net assets consist of:
Shares of beneficial interest	$1,210,091,084
Undistributed net investment income (loss)	(678,033)
Undistributed net realized gain	11,432,803
Net unrealized appreciation	495,610,028
$1,716,455,882

Net Assets:
Class A	$51,515,681
Class B	$397,586
Class C	$5,022,465
Class P	$1,653,562,261
Class S	$3,056,396
Class Y	$2,886,001
Class R5	$15,492

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	3,340,416
Class B	27,650
Class C	350,362
Class P	106,116,952
Class S	197,430
Class Y	185,703
Class R5	993
Class A:
Net asset value per share	$15.42
Maximum offering price per share
(Net asset value of $15.42 ÷ 94.50%)	$16.32
Class B:
Net asset value and offering price per share	$14.38
Class C:
Net asset value and offering price per share	$14.34
Class P:
Net asset value and offering price per share	$15.58
Class S:
Net asset value and offering price per share	$15.48
Class Y:
Net asset value and offering price per share	$15.54
Class R5:
Net asset value and offering price per share	$15.60

*	At April 30, 2016, securities with an aggregate value of $6,528,685 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Summit Fund

Statement of Operations

For the six months ended April 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $49,168)	$7,972,961
Dividends from affiliated money market funds (includes securities lending income of $130,590)	181,388
Total investment income	8,154,349

Expenses:
Advisory fees	5,573,874
Administrative services fees	203,247
Custodian fees	36,031
Distribution fees:
Class A	65,700
Class B	2,584
Class C	26,687
Class P	842,315
Class S	2,439
Transfer agent fees — A, B, C, P, S and Y	1,040,834
Transfer agent fees — R5	4
Trustees’ and officers’ fees and benefits	41,078
Registration and filing fees	46,846
Reports to shareholders	29,695
Professional services fees	43,448
Other	37,262
Total expenses	7,992,044
Less: Fees waived and expense offset arrangement(s)	(32,664)
Net expenses	7,959,380
Net investment income	194,969

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of ($1,012))	13,649,989
Foreign currencies	(14,602)
13,635,387
Change in net unrealized appreciation (depreciation) of:
Investment securities	(128,478,413)
Foreign currencies	9,399
(128,469,014)
Net realized and unrealized gain (loss)	(114,833,627)
Net increase (decrease) in net assets resulting from operations	$(114,638,658)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco  Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	April 30, 2016	October 31, 2015
Operations:
Net investment income (loss)	$194,969	$(263,716)
Net realized gain	13,635,387	119,184,412
Change in net unrealized appreciation (depreciation)	(128,469,014)	43,582,752
Net increase (decrease) in net assets resulting from operations	(114,638,658)	162,503,448

Distributions to shareholders from net realized gains:
Class A	(3,614,176)	(4,071,647)
Class B	(41,771)	(84,373)
Class C	(383,143)	(321,880)
Class P	(115,878,847)	(235,797,666)
Class S	(227,949)	(470,346)
Class Y	(155,911)	(94,950)
Class R5	(1,127)	(70,504)
Total distributions from net realized gains	(120,302,924)	(240,911,366)

Share transactions–net:
Class A	8,545,689	21,041,427
Class B	(85,262)	(74,538)
Class C	991,400	2,667,529
Class P	57,822,643	69,026,441
Class S	(38,637)	19,882
Class Y	924,919	1,452,748
Class R5	—	(469,005)
Net increase in net assets resulting from share transactions	68,160,752	93,664,484
Net increase (decrease) in net assets	(166,780,830)	15,256,566

Net assets:
Beginning of period	1,883,236,712	1,867,980,146
End of period (includes undistributed net investment income (loss) of $(678,033) and $(873,002), respectively)	$1,716,455,882	$1,883,236,712

Notes to Financial Statements

April 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class P, Class S, Class Y and Class R5. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

10                         Invesco  Summit Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11                         Invesco  Summit Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

12                         Invesco  Summit Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 million	1.00%
Next $140 million	0.75%
Over $150 million	0.625%

For the six months ended April 30, 2016, the effective advisory fees incurred by the Fund was 0.64%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 1.85%, 1.90%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2016, the Adviser waived advisory fees of $22,530.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B

13                         Invesco  Summit Fund

and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2016, IDI advised the Fund that IDI retained $20,474 in front-end sales commissions from the sale of Class A shares and $55, $40 and $686 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2016, the Fund incurred $4,397 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,682,183,910	$33,332,821	$—	$1,715,516,731

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2016, the Fund engaged in securities sales of $1,123,574, which resulted in net realized gains (losses) of $(1,012).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $10,134.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

14                         Invesco  Summit Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2015.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2016 was $462,362,976 and $509,933,375, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$534,905,037
Aggregate unrealized (depreciation) of investment securities	(41,463,095)
Net unrealized appreciation of investment securities	$493,441,942

Cost of investments for tax purposes is $1,222,074,789.

15                         Invesco  Summit Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	1,203,905	$19,401,224	1,757,047	$30,361,838
Class B	7,282	113,042	13,638	224,162
Class C	166,360	2,542,800	214,287	3,501,385
Class P	1,262,722	20,171,934	2,251,712	39,207,435
Class S	3,651	57,917	6,272	108,443
Class Y	255,725	3,913,113	140,739	2,426,496
Class R5	—	—	—	—

Issued as reinvestment of dividends:
Class A	205,393	3,292,454	241,711	3,869,800
Class B	2,679	40,164	5,488	83,204
Class C	24,777	370,418	20,722	313,105
Class P	7,072,427	114,502,599	14,467,961	233,512,895
Class S	14,167	227,949	29,305	470,346
Class Y	8,724	140,813	3,855	61,947
Class R5	—	—	4,225	68,080

Automatic conversion of Class B shares to Class A shares:
Class A	7,354	115,185	14,613	262,573
Class B	(7,876)	(115,185)	(15,436)	(262,573)

Reacquired:
Class A	(938,720)	(14,263,174)	(782,405)	(13,452,784)
Class B	(8,676)	(123,283)	(7,485)	(119,331)
Class C	(135,237)	(1,921,818)	(72,365)	(1,146,961)
Class P	(4,868,484)	(76,851,890)	(11,679,213)	(203,693,889)
Class S	(21,360)	(324,503)	(32,103)	(558,907)
Class Y	(201,399)	(3,129,007)	(59,387)	(1,035,695)
Class R5	—	—	(32,132)	(537,085)
Net increase in share activity	4,053,414	$68,160,752	6,491,049	$93,664,484

16                         Invesco  Summit Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/16	$17.59	$(0.01)	$(1.03)	$(1.04)	$—	$(1.13)	$(1.13)	$15.42	(6.13)%	$51,516	1.05	%(d)	1.05	%(d)	(0.12	)%(d)	26%
Year ended 10/31/15	18.62	(0.03)	1.44	1.41	—	(2.44)	(2.44)	17.59	8.86	50,349	1.04		1.04		(0.16)		49
Year ended 10/31/14	16.40	(0.03)	2.62	2.59	(0.03)	(0.34)	(0.37)	18.62	16.06	30,382	1.05		1.05		(0.18)		52
Year ended 10/31/13	12.67	0.03	3.72	3.75	(0.02)	—	(0.02)	16.40	29.68	23,025	1.06		1.06		0.20		49
Year ended 10/31/12	11.56	0.01	1.10	1.11	(0.00)	—	(0.00)	12.67	9.62	22,712	1.08		1.08		0.09		36
Year ended 10/31/11	11.09	0.00	0.47	0.47	(0.00)	—	(0.00)	11.56	4.25	17,763	1.06		1.07		0.00		59
Class B
Six months ended 04/30/16	16.53	(0.06)	(0.96)	(1.02)	—	(1.13)	(1.13)	14.38	(6.62)	398	1.80	(d)	1.80	(d)	(0.87	)(d)	26
Year ended 10/31/15	17.77	(0.15)	1.35	1.20	—	(2.44)	(2.44)	16.53	7.20	566	1.79		1.79		(0.91)		49
Year ended 10/31/14	15.76	(0.15)	2.50	2.35	—	(0.34)	(0.34)	17.77	15.19	676	1.80		1.80		(0.93)		52
Year ended 10/31/13	12.25	(0.08)	3.59	3.51	—	—	—	15.76	28.65	831	1.81		1.81		(0.55)		49
Year ended 10/31/12	11.24	(0.08)	1.09	1.01	—	—	—	12.25	8.99	913	1.83		1.83		(0.66)		36
Year ended 10/31/11	10.87	(0.09)	0.46	0.37	—	—	—	11.24	3.40	1,085	1.81		1.82		(0.75)		59
Class C
Six months ended 04/30/16	16.49	(0.07)	(0.95)	(1.02)	—	(1.13)	(1.13)	14.34	(6.44)	5,022	1.80	(d)	1.80	(d)	(0.87	)(d)	26
Year ended 10/31/15	17.73	(0.15)	1.35	1.20	—	(2.44)	(2.44)	16.49	8.02	4,855	1.79		1.79		(0.91)		49
Year ended 10/31/14	15.73	(0.16)	2.50	2.34	—	(0.34)	(0.34)	17.73	15.15	2,337	1.80		1.80		(0.93)		52
Year ended 10/31/13	12.22	(0.08)	3.59	3.51	—	—	—	15.73	28.72	2,122	1.81		1.81		(0.55)		49
Year ended 10/31/12	11.23	(0.08)	1.07	0.99	—	—	—	12.22	8.82	1,577	1.83		1.83		(0.66)		36
Year ended 10/31/11	10.85	(0.09)	0.47	0.38	—	—	—	11.23	3.50	1,968	1.81		1.82		(0.75)		59
Class P
Six months ended 04/30/16	17.75	0.00	(1.04)	(1.04)	—	(1.13)	(1.13)	15.58	(6.07)	1,653,562	0.90	(d)	0.90	(d)	0.03	(d)	26
Year ended 10/31/15	18.74	(0.00)	1.45	1.45	—	(2.44)	(2.44)	17.75	9.03	1,821,733	0.89		0.89		(0.01)		49
Year ended 10/31/14	16.50	(0.01)	2.63	2.62	(0.04)	(0.34)	(0.38)	18.74	16.22	1,829,660	0.90		0.90		(0.03)		52
Year ended 10/31/13	12.75	0.05	3.74	3.79	(0.04)	—	(0.04)	16.50	29.84	1,746,339	0.91		0.91		0.35		49
Year ended 10/31/12	11.63	0.03	1.11	1.14	(0.02)	—	(0.02)	12.75	9.80	1,518,577	0.93		0.93		0.24		36
Year ended 10/31/11	11.15	0.02	0.48	0.50	(0.02)	—	(0.02)	11.63	4.46	1,545,006	0.91		0.92		0.15		59
Class S
Six months ended 04/30/16	17.64	(0.00)	(1.03)	(1.03)	—	(1.13)	(1.13)	15.48	(6.05)	3,056	0.95	(d)	0.95	(d)	(0.02	)(d)	26
Year ended 10/31/15	18.66	(0.01)	1.43	1.42	—	(2.44)	(2.44)	17.64	8.90	3,546	0.94		0.94		(0.06)		49
Year ended 10/31/14	16.43	(0.01)	2.62	2.61	(0.04)	(0.34)	(0.38)	18.66	16.18	3,685	0.95		0.95		(0.08)		52
Year ended 10/31/13	12.70	0.04	3.73	3.77	(0.04)	—	(0.04)	16.43	29.74	4,490	0.96		0.96		0.30		49
Year ended 10/31/12	11.58	0.02	1.12	1.14	(0.02)	—	(0.02)	12.70	9.82	3,896	0.98		0.98		0.19		36
Year ended 10/31/11	11.11	0.01	0.47	0.48	(0.01)	—	(0.01)	11.58	4.36	4,078	0.96		0.97		0.10		59
Class Y
Six months ended 04/30/16	17.69	0.01	(1.03)	(1.02)	—	(1.13)	(1.13)	15.54	(5.98)	2,886	0.80	(d)	0.80	(d)	0.13	(d)	26
Year ended 10/31/15	18.67	0.02	1.44	1.46	—	(2.44)	(2.44)	17.69	9.13	2,170	0.79		0.79		0.09		49
Year ended 10/31/14	16.45	0.01	2.61	2.62	(0.06)	(0.34)	(0.40)	18.67	16.23	699	0.80		0.80		0.07		52
Year ended 10/31/13	12.72	0.06	3.73	3.79	(0.06)	—	(0.06)	16.45	29.90	514	0.81		0.81		0.45		49
Year ended 10/31/12	11.58	0.04	1.13	1.17	(0.03)	—	(0.03)	12.72	10.14	479	0.83		0.83		0.34		36
Year ended 10/31/11	11.11	0.03	0.47	0.50	(0.03)	—	(0.03)	11.58	4.48	1,186	0.81		0.82		0.25		59
Class R5
Six months ended 04/30/16	17.75	0.01	(1.03)	(1.02)	—	(1.13)	(1.13)	15.60	(5.95)	15	0.74	(d)	0.74	(d)	0.19	(d)	26
Year ended 10/31/15	18.71	0.04	1.44	1.48	—	(2.44)	(2.44)	17.75	9.24	18	0.68		0.68		0.20		49
Year ended 10/31/14	16.46	0.03	2.63	2.66	(0.07)	(0.34)	(0.41)	18.71	16.50	541	0.69		0.69		0.18		52
Year ended 10/31/13	12.73	0.08	3.72	3.80	(0.07)	—	(0.07)	16.46	30.05	114	0.71		0.71		0.55		49
Year ended 10/31/12	11.60	0.06	1.11	1.17	(0.04)	—	(0.04)	12.73	10.12	123	0.72		0.72		0.45		36
Year ended 10/31/11	11.14	0.04	0.47	0.51	(0.05)	—	(0.05)	11.60	4.54	77	0.74		0.75		0.32		59

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $52,849, $520, $5,367, $1,693,886, $3,269, $3,534 and $16 for Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares, respectively.

17                         Invesco  Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$938.70	$5.06	$1,019.64	$5.27	1.05%
B	1,000.00	935.20	8.66	1,015.91	9.02	1.80
C	1,000.00	935.60	8.66	1,015.91	9.02	1.80
P	1,000.00	939.30	4.34	1,020.39	4.52	0.90
S	1,000.00	939.50	4.58	1,020.14	4.77	0.95
Y	1,000.00	939.70	3.86	1,020.89	4.02	0.80
R5	1,000.00	940.50	3.57	1,021.18	3.72	0.74

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2015 through April 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18                         Invesco  Summit Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	SUM-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the Registrant, has advised the Audit Committee of the Board of Trustees of the Registrant (the “Audit Committee”) that it identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients.

Specifically, the Loan Rule provides, in relevant part, that an accounting firm is not independent if it receives a loan from an audit client or it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Pursuant to the SEC’s interpretation of the Loan Rule, some of PwC’s relationships with lenders who also own shares of one or more funds within the Invesco investment company complex may implicate the Loan Rule.

However, after evaluating the facts and circumstances related to its lending relationships, PwC informed the Audit Committee that (1) PwC’s ability to exercise objective and impartial judgment with respect to its audits of the Registrant’s financial statements was not, and will not be, impaired; (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion; and (3) PwC’s independence was not impaired and that it remained independent in conducting its audit of the Registrant’s financial statements. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, PwC’s belief that the lenders have no influence over the investment adviser to the Registrant, or the Registrant, and that the individuals at PwC who arranged the lending relationships have no oversight of, or ability to influence, the individuals at PwC who conducted the audit of the Registrant’s financial statements.

On June 20, 2016, the Staff of the Securities and Exchange Commission (the “SEC”) issued a “no-action” letter confirming that it would not recommend that the SEC commence enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter were substantially similar to the circumstances that called into question PwC’s independence under the Loan Rule with respect to the Registrant. PwC has confirmed that it meets the conditions of the no-action relief. The Adviser and the Registrant believe that the Registrant can rely on the relief granted in the no-action letter and continue to issue financial statements that are audited by PwC.

If, in the future, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the no-action letter, the Registrant will need to take other actions for the Registrant’s filings containing financial statements to be compliant with applicable securities laws.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 8, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.